ISSUANCE OF COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available to issued				165,469
Unrecognised expense	$ 50,000		$ 50,000	$ 122,000
Weighted average term			12 months	18 months
Vested options intrinsic value	0		$ 0	$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 774,528
Stock Issued During Period, Shares, Issued for Services			94,340
Stock Issued During Period, Value, New Issues	$ 1,489,000		$ 1,489,000	$ 3,529,000	$ 1,640,000	$ 4,508,000	$ 4,030,000	$ 4,950,000
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues			$ 478,000
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share base compensation issued shares	150,943	0	150,943		0
Weighted average grant date fair value	$ 0.55		$ 0.55
Share base compensation forfeited shares	1,250	0	6,500		0
Number of shares available to issued	63,453		63,453
2022 Plan [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity compensation	$ 101,000		$ 138,000